Consolidated Balance Sheets (Parentheticals) - JPY (¥) ¥ in Thousands	Mar. 31, 2015	Mar. 31, 2014
Accounts receivable, allowance for doubtful accounts (in Yen)	¥ 54,590	¥ 53,871
Other assets, allowance for doubtful accounts (in Yen)	¥ 92,935	¥ 62,800
Common stock, shares authorized	75,520,000	75,520,000
Common stock, shares issued	46,701,000	46,697,800
Common stock, shares outstanding	46,701,000	46,697,800
Treasury stock, shares	758,709	758,709
Current [Member]
Other current assets, allowance for doubtful accounts (in Yen)	¥ 720	¥ 720